Expense Example - Wells Capital Management Mid Cap Value Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	960
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,254